Expenses by Nature (Details Textual) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Expenses by Nature (Textual)
Salaries, bonuses and social security	$ 1,567,594	$ 1,986,696	$ 2,140,033
Other concepts	186,403	245,517	179,700
Rental and services costs	3,975,514	4,826,611	5,351,754
Cost of sales and developments	$ 125,008	53,855	69,362
Other consumer financing costs		$ 4,476	$ 39,914